INCOME TAXES Q (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income tax expense / (benefit)	$ 11,470	$ (14,044)	$ 5,358	$ (4,717)
Effective tax rate	27.20%	10.10%	(2.10%)	(1.80%)